Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 710,669	$ 1,845,077	$ 531,681
Accounts receivables	1,540,962	4,757,518	4,500,116
Inventories	300,806	270,434	347,531
Prepayments and other receivables	580,159	684,161	231,974
Advances to suppliers	1,469,698	355,454	389,940
Amount due from related party	698,861	84,838
Total current assets	5,301,155	7,997,482	6,001,242
NON-CURRENT ASSETS
Plant and equipment, net	859,498	793,977	585,019
Long-term prepayments	16,126
Operating lease right of use asset	8,209,872	9,632,625	1,835,717
Total non-current assets	9,085,496	10,426,602	2,420,736
TOTAL ASSETS	14,386,651	18,424,084	8,421,978
CURRENT LIABILITIES
Short-term loan	155,120	152,607	353,114
Accounts payable	1,320,116	3,121,373	3,620,583
Related party borrowings	3,924,511	4,913,964	5,429,440
Advances from customers	55,337	3,029	18,931
Accrued expenses and other payables	726,366	681,984	230,917
Lease liabilities, current portion	3,728,507	3,555,458	443,543
Total current liabilities	9,909,957	12,428,415	10,096,528
NON-CURRENT LIABILITIES
Lease liability, net of current portion	4,481,366	6,077,167	1,392,174
TOTAL LIABILITIES	14,391,323	18,505,582	11,488,702
EQUITY
Common stock ($0.001 par value, 50,000,000 shares authorized, 26,693,004 and 25,346,004 shares issued and outstanding as of March 31, 2021 and 2020 respectively)	26,693	26,693	25,346
Additional paid-in capital	6,815,333	6,815,333	61,050
Accumulated deficits	(6,723,260)	(6,834,228)	(3,233,122)
Statutory reserve	13,821	13,821	23,514
Accumulated other comprehensive income (loss)	(137,259)	(103,117)	56,488
Total deficit	(4,672)	(81,498)	(3,066,724)
TOTAL LIABILITIES AND EQUITY	$ 14,386,651	$ 18,424,084	$ 8,421,978